PLANT AND EQUIPMENT (Details - Plant and equipment) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 179,136	$ 168,934
Less: accumulated depreciation	(125,131)	(112,486)
Plant and equipment, net	54,005	56,448
Computer And Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	147,957	139,530
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	8,845	8,342
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 22,334	$ 21,062